UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders

Fidelity® International High Dividend ETF

Fidelity International Value Factor ETF

Semi-Annual Report

April 30, 2018

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2018 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report	2

Fidelity® International High Dividend ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended April 30, 2018
Cumulative Total Returns	Life of fund
Fidelity International High Dividend ETF – NAVA	-5.22%
Fidelity International High Dividend ETF – Market PriceB	-5.94%
Fidelity International High Dividend IndexA	-4.96%
S&P 500 IndexA	-4.13%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended March 31, 2018
Cumulative Total Returns	Life of fund
Fidelity International High Dividend ETF – NAVA	-7.96%
Fidelity International High Dividend ETF – Market PriceB	-9.39%
Fidelity International High Dividend IndexA	-8.31%
S&P 500 IndexA	-4.50%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity International High Dividend ETF’s cumulative total return and show you what would have happened if Fidelity International High Dividend ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.39%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2018

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018
% of funds’s net assets
Stocks	99.4%
Net Other Assets (Liabilities)	0.6%

3	Semiannual Report

Fidelity® International High Dividend ETF

Top Ten Stocks as of April 30, 2018
% of fund’s net assets
Vodafone Group PLC	3.6
Telstra Corp. Ltd.	3.3
BT Group PLC	3.3
Royal Dutch Shell PLC Class B	3.1
SSE PLC	3.1
Engie S.A.	3.0
TOTAL S.A.	2.4
AGL Energy Ltd.	2.3
BP PLC	2.3
Toyota Motor Corp.	2.2

28.6

Top Market Sectors as of April 30, 2018
% of fund’s net assets
Financials	29.8
Consumer Discretionary	19.0
Energy	14.2
Telecommunication Services	10.2
Utilities	10.2
Industrials	8.9
Consumer Staples	3.3
Health Care	2.6
Materials	1.2

Semiannual Report	4

Fidelity® International Value Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes cumulative total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended April 30, 2018
Cumulative Total Returns	Life of fund
Fidelity International Value Factor ETF – NAVA	-3.00%
Fidelity International Value Factor ETF – Market PriceB	-4.04%
Fidelity International Value Factor IndexA	-2.83%
S&P 500 IndexA	-4.13%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended March 31, 2018
Cumulative Total Returns	Life of fund
Fidelity International Value Factor ETF – NAVA	-5.40%
Fidelity International Value Factor ETF – Market PriceB	-6.46%
Fidelity International Value Factor IndexA	-5.88%
S&P 500 IndexA	-4.50%

This information shows the returns of the fund and its index for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity International Value Factor ETF’s cumulative total return and show you what would have happened if Fidelity International Value Factor ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

The fund’s expense ratio is 0.39%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2018

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2018
% of funds’s net assets
Stocks	99.3%
Net Other Assets (Liabilities)	0.7%

5	Semiannual Report

Fidelity® International Value Factor ETF

Top Ten Stocks as of April 30, 2018
% of fund’s net assets
Royal Dutch Shell PLC Class B	2.1
Nestle S.A.	1.9
Toyota Motor Corp.	1.6
Babcock International Group PLC	1.6
Nippon Telegraph & Telephone Corp.	1.5
Novartis AG	1.5
SAP SE	1.4
TOTAL S.A.	1.3
The Bank of Nova Scotia	1.3
Roche Holding AG	1.3

15.5

Top Market Sectors as of April 30, 2018
% of fund’s net assets
Financials	22.8
Industrials	15.0
Consumer Discretionary	11.8
Consumer Staples	10.3
Health Care	9.4
Materials	7.3
Energy	7.0
Information Technology	6.1
Telecommunication Services	3.6
Utilities	3.2
Real Estate	2.8

Semiannual Report	6

Fidelity International High Dividend ETF

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.4%
	Shares	Value
AUSTRALIA – 10.7%
AGL Energy Ltd.	16,594	$270,440
BHP Billiton PLC	810	17,271
Fortescue Metals Group Ltd.	5,581	18,936
National Australia Bank Ltd.	7,738	168,217
Sonic Healthcare Ltd.	949	16,826
Telstra Corp. Ltd.	164,458	391,019
Wesfarmers Ltd.	1,034	34,018
Westpac Banking Corp.	7,833	168,256
Woodside Petroleum Ltd.	7,438	180,249

TOTAL AUSTRALIA		1,265,232

BELGIUM – 0.3%
Anheuser-Busch InBev S.A.	388	38,758

TOTAL BELGIUM		38,758

CANADA – 10.2%
Canadian National Railway Co.	717	55,380
Enbridge, Inc.	6,980	211,419
Hydro One Ltd.	13,879	220,408
Inter Pipeline Ltd.	10,985	198,063
Methanex Corp.	208	12,537
Power Financial Corp.	4,968	128,887
Royal Bank of Canada	2,573	195,668
The Bank of Nova Scotia	2,860	175,794

TOTAL CANADA		1,198,156

DENMARK – 0.6%
ISS A/S	2,103	73,626

TOTAL DENMARK		73,626

FINLAND – 0.1%
Orion Oyj Class B	326	9,913

TOTAL FINLAND		9,913

FRANCE – 10.3%
BNP Paribas S.A.	1,791	138,377
Bouygues S.A.	1,152	58,776
Engie S.A.	20,191	354,767
Eutelsat Communications S.A.	7,856	170,195
Sanofi	363	28,700
Societe Generale S.A.	1,942	106,283
TOTAL S.A.	4,492	282,330
Vinci S.A.	762	76,188

TOTAL FRANCE		1,215,616

GERMANY – 4.1%
BASF SE	225	23,410
Bayer AG	256	30,597
Daimler AG	2,404	190,151

	Shares	Value
ProSiebenSat.1 Media SE	4,147	$150,445
Siemens AG	647	82,166

TOTAL GERMANY		476,769

HONG KONG – 1.6%
Hang Seng Bank Ltd.	5,700	144,380
Jardine Matheson Holdings Ltd.	803	48,625

TOTAL HONG KONG		193,005

ITALY – 1.4%
Intesa Sanpaolo SpA	44,617	169,721

TOTAL ITALY		169,721

JAPAN – 15.8%
Astellas Pharma, Inc.	2,078	30,393
Honda Motor Co. Ltd.	5,300	182,246
ITOCHU Corp.	3,881	77,890
Japan Tobacco, Inc.	1,400	37,606
Lawson, Inc.	500	33,068
Marubeni Corp.	9,100	68,608
Mitsubishi Chemical Holdings Corp.	1,500	14,263
Mitsubishi Corp.	2,900	80,299
Mitsubishi Heavy Industries Ltd.	1,800	71,229
Mitsui & Co. Ltd.	4,300	77,744
Mizuho Financial Group, Inc.	80,348	145,369
MS&AD Insurance Group Holdings, Inc.	3,900	130,999
Nissan Motor Co. Ltd.	14,700	154,839
Sekisui House Ltd.	8,100	148,522
Subaru Corp.	4,700	158,171
Sumitomo Mitsui Financial Group, Inc.	3,604	150,209
Takeda Pharmaceutical Co. Ltd.	530	22,318
Teijin Ltd.	700	13,197
Toyota Motor Corp.	3,967	260,126

TOTAL JAPAN		1,857,096

JERSEY – 1.0%
Phoenix Group Holdings	10,363	112,279

TOTAL JERSEY		112,279

LUXEMBOURG – 1.5%
SES S.A.	11,079	171,251

TOTAL LUXEMBOURG		171,251

MACAU – 1.6%
Sands China Ltd.	31,600	182,629

TOTAL MACAU		182,629

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Fidelity International High Dividend ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MEXICO – 0.1%
Fresnillo PLC	682	$11,971

TOTAL MEXICO		11,971

NETHERLANDS – 3.1%
Royal Dutch Shell PLC Class B	10,329	368,733

TOTAL NETHERLANDS		368,733

NORWAY – 1.2%
Gjensidige Forsikring ASA	7,135	113,131
Marine Harvest ASA	1,029	22,402

TOTAL NORWAY		135,533

SINGAPORE – 1.3%
Oversea-Chinese Banking Corp. Ltd.	15,200	156,995

TOTAL SINGAPORE		156,995

SPAIN – 3.5%
Banco Bilbao Vizcaya Argentaria S.A.	18,877	152,754
Enagas S.A.	5,817	169,574
Siemens Gamesa Renewable Energy S.A.	5,208	89,715

TOTAL SPAIN		412,043

SWEDEN – 5.3%
Hennes & Mauritz AB Class B	9,271	159,316
Nordea Bank AB	12,858	131,243
Skandinaviska Enskilda Banken AB Class A	11,524	108,572
Skanska AB Class B	3,322	64,986
Svenska Cellulosa AB SCA Class B	1,461	16,237
Swedbank AB	5,825	127,022
Swedish Match AB	450	20,248

TOTAL SWEDEN		627,624

SWITZERLAND – 4.2%
LafargeHolcim Ltd. (a)	281	15,698
Nestle S.A.	953	73,829

	Shares	Value
Novartis AG	661	$50,880
Roche Holding AG	197	43,771
Swiss Re AG	1,563	149,297
Zurich Insurance Group AG	506	161,634

TOTAL SWITZERLAND		495,109

UNITED KINGDOM – 21.5%
Admiral Group PLC	4,373	119,985
AstraZeneca PLC	431	30,171
BAE Systems PLC	12,387	103,930
BP PLC	35,805	265,958
British American Tobacco PLC	911	49,966
BT Group PLC	112,886	387,463
GlaxoSmithKline PLC	1,636	32,814
HSBC Holdings PLC	24,668	245,594
Imperial Brands PLC	828	29,689
ITV PLC	65,793	137,360
Legal & General Group PLC	32,676	121,460
SSE PLC	18,825	357,272
Tate & Lyle PLC	2,743	21,699
Unilever N.V.	698	40,015
Vodafone Group PLC	146,585	427,766
WPP PLC	9,325	160,018

TOTAL UNITED KINGDOM		2,531,160

TOTAL COMMON STOCKS (Cost $12,155,954)		11,703,219

TOTAL INVESTMENT PORTFOLIO – 99.4% (Cost $12,155,954)		11,703,219

NET OTHER ASSETS (LIABILITIES) – 0.6%		73,268

NET ASSETS – 100.0%		$11,776,487

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	8

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,225,269	$1,130,489	$1,094,780	$—
Consumer Staples	401,298	203,470	197,828	—
Energy	1,676,326	579,056	1,097,270	—
Financials	3,522,126	1,752,714	1,769,412	—
Health Care	296,383	9,913	286,470	—
Industrials	1,029,162	718,253	310,909	—
Materials	143,520	83,903	59,617	—
Telecommunication Services	1,206,248	—	1,206,248	—
Utilities	1,202,887	575,175	627,712	—

Total Investments in Securities:	$11,703,219	$5,052,973	$6,650,246	$—

See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Fidelity International Value Factor ETF

Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 4.8%
Australia & New Zealand Banking Group Ltd.	6,686	$134,403
BHP Billiton PLC	5,112	109,000
CSL Ltd.	566	72,499
Fortescue Metals Group Ltd.	35,206	119,449
National Australia Bank Ltd.	6,473	140,717

TOTAL AUSTRALIA		576,068

CANADA – 8.1%
Air Canada (a)	5,279	103,775
Canadian Imperial Bank of Commerce	1,400	121,938
Canadian Natural Resources Ltd.	2,814	101,518
CGI Group, Inc. Class A (a)	813	47,110
Fortis, Inc.	745	25,008
Magna International, Inc.	2,019	119,242
Manulife Financial Corp.	6,484	122,363
Suncor Energy, Inc.	3,123	119,428
Teck Resources Ltd. Class B	2,761	69,307
The Bank of Nova Scotia	2,482	152,560

TOTAL CANADA		982,249

DENMARK – 3.0%
AP Moller – Maersk A/S Class B	83	133,936
Novo Nordisk A/S Class B	2,064	97,066
Vestas Wind Systems A/S	2,100	135,853

TOTAL DENMARK		366,855

FRANCE – 9.5%
Atos SE	654	88,375
BNP Paribas S.A.	1,361	105,154
Cie de Saint-Gobain	2,131	111,930
Engie S.A.	7,573	133,062
Peugeot S.A.	4,843	119,424
Sanofi	1,276	100,884
Societe Generale S.A.	1,317	72,078
TOTAL S.A.	2,555	160,586
Unibail-Rodamco SE	498	119,615
Vinci S.A.	1,303	130,279

TOTAL FRANCE		1,141,387

GERMANY – 7.3%
BASF SE	1,409	146,597
Bayer AG	902	107,807
Daimler AG	1,658	131,144
Deutsche Bank AG	7,137	97,959
Deutsche Lufthansa AG	4,736	138,233
ProSiebenSat.1 Media SE	2,390	86,705
SAP SE	1,536	170,658

TOTAL GERMANY		879,103

	Shares	Value
HONG KONG – 1.7%
CK Asset Holdings Ltd.	9,000	$77,697
Hongkong Land Holdings Ltd.	4,200	30,354
Jardine Matheson Holdings Ltd.	1,500	90,831

TOTAL HONG KONG		198,882

ITALY – 2.7%
Banco BPM SpA	28,927	105,373
Eni SpA	4,195	82,006
UniCredit SpA (a)	6,205	134,682

TOTAL ITALY		322,061

JAPAN – 24.6%
Astellas Pharma, Inc.	8,500	124,323
Daiwa House Industry Co. Ltd.	3,100	113,712
FUJIFILM Holdings Corp.	2,700	108,795
Fujitsu Ltd.	18,000	109,643
Haseko Corp.	5,000	78,897
Hitachi Ltd.	16,000	117,322
Honda Motor Co. Ltd.	3,400	116,912
ITOCHU Corp.	6,900	138,480
Japan Tobacco, Inc.	3,900	104,760
JXTG Holdings, Inc.	10,500	68,617
Marubeni Corp.	16,300	122,891
Mazda Motor Corp.	5,900	82,115
Medipal Holdings Corp.	5,000	107,528
Mitsubishi Chemical Holdings Corp.	8,800	83,677
Mitsubishi Corp.	5,200	143,985
Mitsui & Co. Ltd.	7,700	139,216
Mizuho Financial Group, Inc.	66,200	119,772
NH Foods Ltd.	2,200	96,295
Nippon Steel & Sumitomo Metal Corp.	3,900	85,085
Nippon Telegraph & Telephone Corp.	3,800	180,330
Nomura Holdings, Inc.	16,500	95,033
ORIX Corp.	5,900	103,838
Subaru Corp.	2,700	90,864
Sumitomo Corp.	7,400	133,318
The Kansai Electric Power Co., Inc.	7,300	102,168
Toyota Motor Corp.	3,000	196,717

TOTAL JAPAN		2,964,293

LUXEMBOURG – 1.7%
ArcelorMittal (a)	2,874	97,508
SES S.A.	6,708	103,687

TOTAL LUXEMBOURG		201,195

MEXICO – 0.6%
Fresnillo PLC	4,301	75,495

TOTAL MEXICO		75,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	10

Common Stocks – continued
	Shares	Value
NETHERLANDS – 6.1%
Aegon N.V.	16,148	$118,796
Gemalto N.V.	1,565	94,268
Koninklijke Ahold Delhaize N.V.	3,493	84,384
Koninklijke Philips N.V.	1,653	69,965
NN Group N.V.	2,410	115,510
Royal Dutch Shell PLC Class B	7,113	253,926

TOTAL NETHERLANDS		736,849

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	500	2,220

TOTAL NEW ZEALAND		2,220

NORWAY – 0.6%
Marine Harvest ASA	3,559	77,481

TOTAL NORWAY		77,481

SINGAPORE – 2.8%
DBS Group Holdings Ltd.	5,200	119,975
Oversea-Chinese Banking Corp. Ltd.	10,800	111,549
Wilmar International Ltd.	43,400	106,175

TOTAL SINGAPORE		337,699

SPAIN – 0.5%
Repsol S.A.	3,162	60,522

TOTAL SPAIN		60,522

SWEDEN – 2.8%
Essity AB Class B	2,367	60,279
Hennes & Mauritz AB Class B	5,467	93,947
Industrivarden AB Class A	3,887	85,627
Volvo AB Class B	5,882	100,220

TOTAL SWEDEN		340,073

SWITZERLAND – 7.4%
Credit Suisse Group AG (a)	7,018	118,367
LafargeHolcim Ltd. (a)	1,761	98,374
Nestle S.A.	2,886	223,579

	Shares	Value
Novartis AG	2,314	$178,118
Roche Holding AG	686	152,421
Swiss Re AG	1,281	122,361

TOTAL SWITZERLAND		893,220

UNITED KINGDOM – 14.3%
3i Group PLC	7,300	94,630
Aviva PLC	15,113	109,806
Babcock International Group PLC	19,394	196,456
Barclays PLC	43,179	123,108
BT Group PLC	31,836	109,272
Centrica PLC	63,500	134,453
GlaxoSmithKline PLC	5,640	113,122
Imperial Brands PLC	2,845	102,011
J Sainsbury PLC	25,764	109,600
Lloyds Banking Group PLC	141,277	125,305
Marks & Spencer Group PLC	22,612	89,409
Unilever N.V.	2,215	126,983
Unilever PLC	2,477	138,940
Vodafone Group PLC	49,887	145,581

TOTAL UNITED KINGDOM		1,718,676

UNITED STATES – 0.8%
Carnival PLC	1,452	94,373

TOTAL UNITED STATES		94,373

TOTAL COMMON STOCKS (Cost $12,418,573)		11,968,701

TOTAL INVESTMENT PORTFOLIO – 99.3% (Cost $12,418,573)		11,968,701

NET OTHER ASSETS (LIABILITIES) – 0.7%		83,649

NET ASSETS – 100.0%		$12,052,350

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$359

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

See accompanying notes which are an integral part of the financial statements.

11	Semiannual Report

Fidelity International Value Factor ETF

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,403,436	$725,373	$678,063	$—
Consumer Staples	1,230,487	634,810	595,677	—
Energy	846,603	350,085	496,518	—
Financials	2,750,904	1,480,791	1,270,113	—
Health Care	1,123,733	107,528	1,016,205	—
Industrials	1,819,403	1,462,440	356,963	—
Information Technology	736,171	565,513	170,658	—
Materials	886,712	511,666	375,046	—
Real Estate	341,378	311,024	30,354	—
Telecommunication Services	435,183	—	435,183	—
Utilities	394,691	394,691	—	—

Total Investments in Securities:	$11,968,701	$6,543,921	$5,424,780	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	12

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13	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Assets
Investments in securities, at value – See accompanying schedule	$11,703,219	$11,968,701
Cash	6,386	7,153
Foreign currency held at value (cost $20,372 and $22,640, respectively)	20,055	22,437
Dividends receivable	53,939	57,944

Total assets	11,783,599	12,056,235

Liabilities
Payable for investments purchased	3,327	—
Accrued management fees	3,785	3,885

Total liabilities	7,112	3,885

Net Assets	$11,776,487	$12,052,350

Net Assets consist of:
Paid in capital	12,367,981	12,539,407
Undistributed net investment income	67,431	49,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(204,574)	(84,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(454,351)	(451,545)

Net Assets	$11,776,487	$12,052,350

Shares outstanding	500,000	500,000

Net Asset Value, offering price and redemption price per share	$23.55	$24.10

Investments at cost	$12,155,954	$12,418,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	14

Statements of Operations
For the period January 16, 2018 (commencement of operations) to April 30, 2018 (Unaudited)
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Investment Income
Dividends	$206,861	$149,459
Income from Fidelity Central Funds	69	359

Income before foreign taxes withheld	206,930	149,818
Less foreign taxes withheld	(20,440)	(15,594)

Total income	186,490	134,224

Expenses
Management fees	13,036	13,649
Independent trustees’ compensation	23	24

Total expenses	13,059	13,673

Net investment income (loss)	173,431	120,551

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(205,226)	(84,449)
Net realized gain (loss) on foriegn currency transactions	652	(114)

Total net realized gain (loss)	(204,574)	(84,563)

Change in net unrealized appreciation (depreciation) on investment securities	(452,735)	(449,872)
Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(1,616)	(1,673)

Total change in net unrealized appreciation (depreciation)	(454,351)	(451,545)

Net gain (loss)	(658,925)	(536,108)

Net increase (decrease) in net assets resulting from operations	$(485,494)	$(415,557)

See accompanying notes which are an integral part of the financial statements.

15	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
For the period January 16, 2018 (commencement of operations) to April 30, 2018 (Unaudited)
	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,431	$120,551
Net realized gain (loss)	(204,574)	(84,563)
Change in net unrealized appreciation (depreciation)	(454,351)	(451,545)

Net increase (decrease) in net assets resulting from operations	(485,494)	(415,557)

Distributions to shareholders from net investment income	(106,000)	(71,500)

Share transactions
Proceeds from sales of shares	12,367,981	12,539,407

Net increase (decrease) in net assets resulting from share transactions	12,367,981	12,539,407

Total increase (decrease) in net assets	11,776,487	12,052,350

Net Assets
Beginning of period	—	—

End of period	$11,776,487	$12,052,350

Undistributed net investment income included in net assets at end of period	$67,431	$49,051

Other Information
Shares
Sold	500,000	500,000
Redeemed	—	—

Net increase (decrease)	500,000	500,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Financial Highlights
(Unaudited)	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF
Period ended April 30,	2018A	2018A
Selected Per-Share Data
Net asset value, beginning of period	$25.08	$25.00

Income from Investment Operations
Net investment income (loss)B	0.36	0.25
Net realized and unrealized gain (loss)	(1.68)	(1.01)

Total from investment operations	(1.32)	(0.76)

Distributions from net investment income	(0.21)	(0.14)

Total distributions	(0.21)	(0.14)

Net asset value, end of period	$23.55	$24.10

Total ReturnC	(5.22)%	(3.00)%
Ratios to Average Net AssetsD,E
Expense before reductions	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%
Expenses net of all reductions	.39%	.39%
Net investment income (loss)	5.23%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$11,776	$12,052
Portfolio turnover rateF,G,H	52%	31%

A	For the period January 16, 2018 (commencement of operations) to April 30, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Amount does not include the portfolio activity of any underlying funds.

G	Amount not annualized.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2018 (Unaudited)

1. Organization.

Fidelity International High Dividend ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report	18

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2018, is included at the end of each applicable Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity International High Dividend ETF	$12,166,668	$208,977	$(672,426)	$(463,449)
Fidelity International Value Factor ETF	12,421,662	229,843	(682,804)	(452,961)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity International High Dividend ETF	$8,439,956	$5,799,798
Fidelity International Value Factor ETF	6,282,187	3,705,940

19	Semiannual Report

Notes to Financial Statements – continued

4. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity International High Dividend ETF	$9,721,963	$—
Fidelity International Value Factor ETF	9,926,775	—

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

7. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	20

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

(January 16, 2018 to April 30, 2018). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2017 to April 30, 2018).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value April 30, 2018	Expenses Paid During Period
Fidelity International High Dividend ETF	0.39%
Actual		$1,000.00	$947.80	$1.09	B
HypotheticalC		$1,000.00	$1,022.86	$1.96	D
Fidelity International Value Factor ETF	0.39%
Actual		$1,000.00	$970.00	$1.11	B
HypotheticalC		$1,000.00	$1,022.86	$1.96	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 105/365 (to reflect the period January 16, 2018 to April 30, 2018).

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International High Dividend ETF

Fidelity International Value Factor ETF

On October 25, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staff, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also considered the due diligence on Geode performed by Fidelity, which formed the basis for Fidelity’s recommendation that the Board approve the sub-advisory agreement with Geode. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder, Administrative and Other Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, shareholder and other services to be performed by FMRC and Geode (the Investment Advisers), their affiliates and a third party service provider under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contracts. The Board considered Geode’s experience in managing Fidelity’s existing factor-based ETFs, equity index and enhanced index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s proposed management fee and projected total expense ratio in reviewing the Advisory Contracts, and the fact that the management contract provides that FMRC will be responsible for paying all operating expenses of the fund with the exception of fees and expenses of the independent Trustees, interest, taxes, brokerage commissions, proxy and shareholder meeting expenses, and non-recurring expenses. The Board noted that each fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

Semiannual Report	22

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23	Semiannual Report

IHD-IVE-SANN-0618 847285.1.0 1.9885305.100

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 27, 2018

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 27, 2018